Other operating income and expenses	12 Months Ended
Dec. 31, 2019
Other operating income and expenses
Other operating income and expenses
Other operating income and expenses
Other operating income and Other operating expenses in the consolidated income statements include:

Million euros
	2019	2018	2017
Insurance activity	120	51	57
Income from insurance and reinsurance contracts issued	2,534	3,175	2,546
Of which:
Insurance and reinsurance premium income	2,404	3,011	2,350
Reinsurance income (Note 15)	130	164	196
Expenses of insurance and reinsurance contracts	(2,414)	(3,124)	(2,489)
Of which:
Claims paid, other insurance-related expenses and net provisions for insurance contract liabilities	(2,183)	(2,883)	(2,249)
Reinsurance premiums paid	(231)	(241)	(240)
Other operating income	1,797	1,643	1,618
Non- financial services	379	367	472
Other operating income	1,418	1,276	1,146
Other operating expense	(2,138)	(2,000)	(1,966)
Non-financial services	(351)	(270)	(302)
Other operating expense:	(1,787)	(1,730)	(1,664)
Of which, credit institutions deposit guarantee fund and single resolution fund	(911)	(895)	(848)
	(221)	(306)	(291)

Most of the Bank’s insurance activity is carried on in life insurance.
The amount of the Group recognises in relation to income from sub-leases of rights of use is not material.